SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary Of Property And Equipment Are Stated At Cost Less Accumulated Depreciation (Details)	12 Months Ended
Dec. 31, 2022
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Furniture and fixtures	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Abacus Settlements, LLC | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Furniture and fixtures	5 years
Abacus Settlements, LLC | Computer equipment
Property, Plant and Equipment [Line Items]
Furniture and fixtures	5 years